Document and Entity Information	Oct. 12, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001084580
Document Type	8-K
Document Period End Date	Oct. 12, 2021
Entity Registrant Name	Jefferies Group LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-14947
Entity Tax Identification Number	95-4719745
Entity Address, Address Line One	520 Madison Ave.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	284-2550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Four Point Eight Five Percentage Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.850% Senior Notes Due 2027
Trading Symbol	JEF /27A
Security Exchange Name	NYSE
Five Point One Two Five Percentage Senior Notes Due Two Thousand Twenty Three [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.125% Senior Notes Due 2023
Trading Symbol	JEF /23
Security Exchange Name	NYSE
A 2.75 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.750% Senior Notes Due 2032
Trading Symbol	JEF /32
Security Exchange Name	NYSE